Long-Term Debt Guarantors (Tables)	12 Months Ended
Dec. 31, 2024
Long Term Debt Guarantor Disclosure [Abstract]
Condensed Consolidated Statement of Net Earnings

Statements of Net Earnings

	Parent and Guarantor Subsidiaries
	2024	2023
Revenue	$1,703,796	$1,784,797
Expenses	1,236,952	1,206,180
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	466,844	578,617
Net earnings	107,997	276,931

Condensed Consolidated Statement of Financial Position

Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2024	2023
Assets
Current assets	$374,188	$363,987
Property, plant and equipment	2,002,663	2,008,758
Other non-current assets	91,240	138,121

	Parent and Guarantor Subsidiaries
	2024	2023
Liabilities
Current liabilities	$262,899	$283,242
Long-term debt	812,469	905,811
Other non-current liabilities	116,880	161,134

Excluded from the statements of net earnings and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor subsidiaries:

	Parent and Guarantor Subsidiaries
	2024	2023
Assets
Accounts receivable, intercompany	$60,059	$53,939
Short-term advances to affiliates	1,687	62,519

	Parent and Guarantor Subsidiaries
	2024	2023
Liabilities
Accounts payable and accrued liabilities, intercompany	$29,593	$206,340
Short-term advances from affiliates	18	—
Long-term advances from affiliates	215,595	170,316

	Parent and Guarantor Subsidiaries
	2024	2023
Cash transactions with non-guarantor subsidiaries
Capital contributions to non-guarantor subsidiaries	$4,409	$—